COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 11, 2013 Lease	Dec. 25, 2012 Lease	Dec. 27, 2011	Dec. 28, 2010
Commitments And Contingencies Disclosure [Abstract]
Number of leases	5	5
Lease Expiration Date	2016	2016
Expenses incurred for guarantees			$ 130,000	$ 280,000
Maximum potential amount of future payments	1,800,000	1,997,000
Outstanding letters of credit	976,000	976,000
Total outstanding letter of credit commitments	761,000	761,000
Restricted cash Collateralized	$ 215,000	$ 215,000	$ 976,000